Accounting Changes and Reclassifications - Summary of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9 (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of significant accounting policies [line items]
Cash and equivalents	$ 81,912,409	$ 4,161,603	$ 97,851,754	$ 4,971,409	$ 163,532,513	$ 109,368,880
Account receivables short term - net	167,139,778	8,491,624	168,123,028
Equity instruments	245,440	$ 12,470	1,056,918
Derivative financial instrument	22,382,277		30,113,454
Account receivables long term - net	119,828,598		$ 148,492,909
Carrying Amount IAS 39 [member]
Disclosure of significant accounting policies [line items]
Cash and equivalents	97,851,754
Account receivables short term - net	170,645,234
Equity instruments	1,056,918
Derivative financial instrument	30,113,454
Account receivables long term - net	148,492,909
Financial assets not measured at fair value	448,160,269
Carrying Amount IAS 9 [member]
Disclosure of significant accounting policies [line items]
Cash and equivalents	97,851,754
Account receivables short term - net	170,670,191
Equity instruments	1,056,918
Derivative financial instrument	30,113,454
Account receivables long term - net	148,492,909
Financial assets not measured at fair value	$ 448,185,226